Fair Value Measurements (Details) - EBP 050 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Fund percentage in employer common stock	5.00%	7.00%
Investments at fair value	$ 1,129,916,019	$ 1,010,891,933
Hormel Foods Corporation Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Participant authorized percentage	10000.00%	10000.00%
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 192,416,831	$ 197,143,639
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Hormel Foods Corporation Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	57,724,827	80,334,803
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	99,678,665	84,669,441
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Self-directed brokerage assets
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	35,013,339	32,139,395
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	192,416,831	197,143,639
Fair Value, Inputs, Level 1 | Hormel Foods Corporation Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	57,724,827	80,334,803
Fair Value, Inputs, Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	99,678,665	84,669,441
Fair Value, Inputs, Level 1 | Self-directed brokerage assets
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	35,013,339	32,139,395
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fair Value, Inputs, Level 2 | Hormel Foods Corporation Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fair Value, Inputs, Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fair Value, Inputs, Level 2 | Self-directed brokerage assets
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fair Value, Inputs, Level 3 | Hormel Foods Corporation Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fair Value, Inputs, Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fair Value, Inputs, Level 3 | Self-directed brokerage assets
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	937,499,188	$ 813,748,294
Fair Value Measured at Net Asset Value Per Share | Collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 937,499,188